As filed with the Securities and Exchange Commission on May 26, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09079

                         MORGAN KEEGAN SELECT FUND, INC.
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:
                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 11.5% OF NET ASSETS
               COLLATERALIZED BOND OBLIGATION - 1.4%
 10,550,000    Commodore 1A C, 5.131% 2/28/37 (a)                                            BBB           7,635,129      7,622,375
  7,500,000    Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                                       BBB           7,499,711      8,025,000
                                                                                                        ----------------------------
                                                                                                        $ 15,134,840   $ 15,647,375
                                                                                                        ----------------------------
               COMMERCIAL LOANS - 1.2%
               Asset Securitization 1996-D2 ACS2, 0.89% 2/14/29 interest-only strips         AAA              81,640        106,206
               Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30 interest-only strips         AAA             528,279        378,854
               Atherton Franchisee 1998-A AX, 2.175% 5/15/20 interest-only strips (a)        AAA           2,618,275      2,596,786
               Atherton Franchisee 1999-A AX, 1.256% 3/15/19 interest-only strips (a)        A+            1,625,228      1,603,152
               Commercial Mortgage 1997-ML1, 0.755% 12/15/30 interest-only strips            AAA           2,020,037      1,435,573
               DLJ Commercial Mortgage 1997-CF2 S, 0.40% 10/15/30 interest-only strips (a)   AAA           2,223,709      1,830,939
  3,000,000    FFCA Secured Lending 1998-1 D1, 7.81% 1/18/17 (a)                             BBB-          2,372,475      2,370,000
               Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26 interest-only strips          AAA           3,098,590      3,425,161
                                                                                                        ----------------------------
                                                                                                        $ 14,568,233   $ 13,746,671
                                                                                                        ----------------------------
               EQUIPMENT LEASES - 3.0%
 12,402,245    Aerco Limited 2A A3, 2.86% 7/15/25                                            BBB           9,256,636      9,162,158
 10,000,000    Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24                             BBB           6,992,630      6,925,000
 25,000,000    Lease Investment Flight Trust 1 A1, 2.87% 7/15/31                             BBB          17,474,826     17,625,000
                                                                                                        ----------------------------
                                                                                                        $ 33,724,092   $ 33,712,158
                                                                                                        ----------------------------
               FRANCHISE LOANS - 2.3%
               Falcon Franchise Loan 1999-1, 2.26% 6/5/18 interest-only strips (a)           AAA           1,203,717      1,055,156
               Falcon Franchise Loan 2000-1, 3.15% 6/5/20 interest-only strips (a)           AAA           5,932,266      5,825,261
               Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only strips (a)           AA+           1,191,261      1,193,620
               FMAC Loan Trust 1997-A AX, 2.843% 4/15/19 interest-only strips (a)            AA            2,738,237      2,260,517
  2,851,787    FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                                  BBB           2,489,832      2,850,480
               FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips (a)           BBB           1,339,957      1,062,544
               FMAC Loan Trust 1998-CA AX, 1.794% 9/15/18 interest-only strips (a)           AAA           3,516,659      4,834,127
               Franchise Loan Trust 1998-I AX, 1.82% 7/15/20 interest-only strips (a)        A-            4,885,203      6,459,380
                                                                                                        ----------------------------
                                                                                                        $ 23,297,132   $ 25,541,085
                                                                                                        ----------------------------
               HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.0%
  6,000,000    Ace Securities 2004-HE2 M5, 5.311% 10/25/34                                   BBB           4,803,134      5,820,000
  3,000,000    Ace Securities 2004-HE4 M11, 5.694% 12/25/34                                  BBB-          2,405,641      2,807,820
  2,250,000    Ameriquest Mortgage 2003-8 MV6, 4.87% 10/25/33                                BBB-          1,900,287      2,146,214
  2,000,000    Conseco Finance 2002-C BF1, 8.00% 6/15/32                                     BBB           1,904,939      2,010,260
  2,600,000    First Franklin Mortgage 2003-FF5 N3, 10.00% 4/25/34 (a)                       BBB-          2,600,000      2,626,000
 15,000,000    Long Beach Mortgage 2004-4 M12, 4.615% 10/25/34                               BBB-         11,986,886     13,050,000
  5,000,000    Park Place Securities 2004-MCW1 C, 10.00% 9/25/34 (a)                         BBB-          5,000,000      5,000,000
                                                                                                        ----------------------------
                                                                                                        $ 30,600,887   $ 33,460,294
                                                                                                        ----------------------------
               MANUFACTURED HOUSING LOANS - 0.6%
  6,700,000    Green Tree Financial 1996-9 M1, 7.63% 1/15/28                                 BBB           6,023,559      6,100,417

                                                                                                        ----------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                        $123,348,743   $128,208,000
                                                                                                        ----------------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 54.2% OF NET ASSETS
               CERTIFICATE-BACKED OBLIGATIONS - 4.3%
  6,000,000    INCAPS Funding II 2003-2A SIN, 1/15/34 (a) (f)                                Non-rated     5,753,045      5,820,000
  1,000,000    MM Community Funding I, 6/15/31 (a) (f)                                       Non-rated     1,000,000        990,000
  5,155,000    MM Community Funding II, 12/15/31 (a) (f)                                     Non-rated     4,944,375      4,832,813
  2,000,000    MM Community Funding III, 5/1/32 (a) (f)                                      Non-rated     2,000,000      1,980,000
  6,189,000    MM Community Funding IX, 5/1/33 (a) (f)                                       Non-rated     6,010,124      6,003,330
  1,000,000    MM Community Funding, 8/1/31 (a) (f)                                          Non-rated     1,000,000        990,000
  2,000,000    Preferred Term Securities I, 12/11/32 (a) (f)                                 Non-rated     2,000,000      1,882,000
  1,000,000    Preferred Term Securities II, 5/22/33 (a) (f)                                 Non-rated     1,000,000        980,000
  2,000,000    Preferred Term Securities III,  11/5/33 (a) (f)                               Non-rated     1,902,231      1,923,000
  3,500,000    Preferred Term Securities IV, 6/24/34 (a) (f)                                 Non-rated     3,500,000      3,651,550
  2,000,000    Preferred Term Securities IX, 4/3/33 (a) (f)                                  Non-rated     2,000,000      1,807,180
  1,500,000    Preferred Term Securities VII, 10/3/32 (a) (f)                                Non-rated     1,500,000      1,232,070
  2,000,000    Preferred Term Securities XV, 9/26/34 (a) (f)                                 Non-rated     2,000,000      2,111,800
  2,000,000    TPREF Funding I, 10/15/32 (a) (f)                                             Non-rated     2,000,000      1,980,000
  1,300,000    TPREF Funding II, 11/15/32 (a) (f)                                            Non-rated     1,300,000      1,287,000
  3,000,000    TPREF Funding III, 1/15/33 (a) (f)                                            Non-rated     3,000,000      2,940,000
  3,000,000    US Capital Funding I, 5/1/34 (a) (f)                                          Non-rated     3,000,000      3,000,000
  3,000,000    US Capital Funding II B-1, 8/1/34 (a) (f)                                     Non-rated     3,000,000      3,000,000
  2,000,000    US Capital Funding III, 12/1/35 (a) (f)                                       Non-rated     2,000,000      2,000,000
                                                                                                        ----------------------------
                                                                                                        $ 48,909,775   $ 48,410,743
                                                                                                        ----------------------------

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)
               COLLATERALIZED DEBT OBLIGATION - 1.7%
  9,000,000    Crest 2000-1A D, 10.00% 8/31/36                                               BB            6,323,386      6,322,500
  6,000,000    Hewett's Island 2004-1A, Zero Coupon Bond 12/15/16                            BB            6,000,000      6,000,000
  3,000,000    Inner Harbor 2001-1A B2, 11.19% 6/15/13 (a)                                   BB            3,013,215      3,045,000
  4,000,000    Stanfield 2A D1, 8.76% 4/15/15                                                CCC-          3,960,011      3,960,000
                                                                                                        ----------------------------
                                                                                                        $ 19,296,612   $ 19,327,500
                                                                                                        ----------------------------
               COMMERCIAL LOANS - 11.7%
  2,878,166    Banc of America 2002-X1 O, 7.00% 10/11/33 (a)                                 BB+           2,415,567      2,446,441
  2,878,166    Banc of America 2002-X1 P, 7.00% 10/11/33 (a)                                 BB            1,812,784      1,813,245
  3,352,820    CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27                          Non-rated     3,352,820      3,330,155
  7,185,000    CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)                        B             4,868,898      4,796,059
 29,000,000    Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                              B            16,834,999     16,675,000
               Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips (a)           B             2,524,586      2,855,519
  8,975,651    Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)                             CCC           3,101,899      2,692,695
 30,669,275    Enterprise Mortgage 2000-1 A1, 7.569% 1/15/27 (a)                             B-           18,607,177     17,174,794
 40,839,189    Enterprise Mortgage 2000-1 A2, 7.505% 1/15/27 (a)                             B-           22,375,135     22,869,946
 15,330,000    FFCA Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)                             CCC           9,416,417      7,919,325
  9,000,000    GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29                             B             6,272,398      7,044,750
  4,000,000    GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)                         B+            3,600,642      3,821,400
 20,000,000    GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                                     CCC          10,534,915      9,484,200
  5,000,000    Merrill Lynch Mortgage 1998-C2 F, 6.25% 2/15/30 (a)                           B             3,528,563      3,693,650
 10,000,000    Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                              CCC           5,932,957      5,808,800
  8,816,000    PNC Mortgage 2001-C1 L, 5.91% 3/12/34 (a)                                     B+            6,508,131      6,452,078
 10,522,000    Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33 (a)                       BB+           8,716,163      9,344,693
  3,000,000    Salomon Brothers Mortgage 2000-C2 J, 6.308% 7/18/33                           BB            2,613,175      2,361,150
                                                                                                        ----------------------------
                                                                                                        $133,017,226   $130,583,900
                                                                                                        ----------------------------
               EQUIPMENT LEASES - 6.9%
 11,500,000    Airplanes Pass Through Trust 2001-1A A9, 3.14% 3/15/19                        BB+           6,184,255      6,138,125
  7,182,610    DVI Receivables 2002-1 A3A, 3.121% 6/11/10                                    CCC           5,084,699      5,081,697
 15,215,000    Embarcadero Aircraft 2000-A A1, 3.07% 8/15/25 (a)                             BB            8,654,434      8,824,700
  1,831,358    Lease Investment Flight Trust 1A D2, 8.00% 7/15/31                            CC            1,409,355        549,407
  3,000,000    Ocean Star 2004-A E, 9.75% 11/12/18 (a)                                       BB-           3,000,000      3,022,500
  9,844,640    Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                          CCC+          4,922,320      4,920,154
 19,950,000    Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                          CCC+         10,321,320      9,925,125
 14,000,000    Pegasus Aviation Lease 1999-1A B1, 6.30% 3/25/29 (a)                          CCC           4,397,732      4,060,000
 29,321,633    Pegasus Aviation Lease 2000-1 A1, 3.275% 3/25/15 (a)                          BB-          15,660,811     15,503,814
 12,400,000    Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)                           BB-           7,976,079      8,236,464
  5,000,000    Pegasus Aviation Lease 2001-1A A1, 3.07% 5/10/31 (a)                          BB+           2,567,093      2,562,500
 10,000,000    Pegasus Aviation Lease 2001-1A A2, 3.17% 5/10/31 (a)                          BB+           5,133,421      5,125,000
 10,552,752    Pegasus Aviation Lease 2001-1A B1, 4.09% 5/10/31 (a)                          B-            3,863,068      2,532,661
  3,517,584    Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                          B-            2,050,263      1,175,133
                                                                                                        ----------------------------
                                                                                                        $ 81,224,850   $ 77,657,281
                                                                                                        ----------------------------
               FRANCHISE LOANS - 8.6%
  4,538,401    Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                                BB            4,345,165      4,507,722
  2,000,000    Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                                  BB            1,608,345      1,613,240
  2,905,000    Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)                              BB            2,005,908      2,070,248
  3,679,000    Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17 (a)                             B             2,428,916      2,075,839
  2,809,000    Falcon Franchise Loan 2001-1 E, 6.50% 1/5/23                                  B             1,795,673      1,926,412
  2,000,000    Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                  CCC+          1,357,665      1,318,660
  4,231,000    Falcon Franchise Loan 2003-1 E, 6.00% 1/5/25 (a)                              B-            2,948,621      2,717,360
  6,348,000    Falcon Franchise Loan 2003-1 F, 6.00% 1/5/25 (a)                              CCC-          3,549,871      3,397,196
 24,257,027    FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                                D            17,481,927     17,458,534
 10,920,073    FMAC Loan Trust 1996-B A2, 2.60% 11/15/18 (a)                                 D             7,019,291      6,934,247
               FMAC Loan Trust 1996-B AX, 3.00% 11/15/18 interest-only strips (a)            D             1,786,776      2,658,544
  7,791,201    FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                                   B             6,284,944      7,401,641
               FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips (a)             B             3,475,100      2,463,904
  1,000,000    FMAC Loan Trust 1997-B B, Zero Coupon Bond 9/15/19 (a)                        C               757,686          5,000
  6,002,840    FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                                  C             4,439,811      4,472,116
               FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a)            C               797,628      1,093,498
 14,123,313    FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                                C            10,159,530      9,718,294
               FMAC Loan Trust 1998-BA AX, 2.257% 11/15/20 interest-only strips (a)          C             4,803,071      5,805,212
  8,796,919    FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                                 BB-           7,197,496      8,038,185
  6,200,000    FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                                 CCC+          3,730,769      3,479,192
  8,000,000    Franchise Loan Trust 1998-I A3, 6.74% 7/15/20 (a)                             BB            7,242,649      7,403,520
                                                                                                        ----------------------------
                                                                                                        $ 95,216,842   $ 96,558,563
                                                                                                        ----------------------------
               HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 0.2%
  2,142,347    Conseco Finance 2001-A IB2, 10.30% 3/15/32                                    BB+           1,975,262      1,984,334

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)
               HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 12.7%
  5,000,000    Ace Securities 2003-OP1 B, 6.00% 12/25/33                                     BB            3,659,616      4,250,000
  3,500,000    Ace Securities 2004-FM1 B1A, 4.59% 8/25/33                                    BB            2,796,989      3,220,000
  5,000,000    Ace Securities 2004-HE4 B, 5.694% 12/25/34 (a)                                Non-rated     3,565,821      4,307,050
 11,000,000    Ace Securities 2004-OP1 B, 4.60% 4/25/34                                      BB            9,034,500     10,120,000
  2,300,000    Ameriquest Finance 2004-FRN1 B, 8.50% 6/25/34 (a)                             BB+           2,216,647      2,214,118
  8,500,000    Ameriquest Mortgage 2004-R3 M7, 5.03% 5/25/34                                 BB+           7,401,706      7,395,000
    778,024    Conseco Finance 2001-C B2, 5.803% 8/15/33                                     BB+             648,675        721,244
  2,011,444    Conseco Finance 2002-A B2, 6.90% 4/15/32 (a)                                  BB+           1,902,673      1,910,872
  5,066,782    Delta Funding Home Equity 1997-3 B1F, 7.65% 10/25/28                          BB-           4,197,479      4,217,032
  2,112,564    Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                             CCC           1,789,673      1,829,248
  7,000,000    Equifirst Mortgage 2004-2 B2, 4.74% 7/25/34 (a)                               BB            5,542,830      5,810,000
  1,275,000    Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                               Non-rated     1,055,223      1,055,063
  2,000,000    Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                               Non-rated     1,654,002      1,653,760
  7,800,000    First Franklin Mortgage 2004-FFH2 B2, 4.83% 6/25/34 (a)                       B             6,317,328      6,942,000
 11,000,000    First Franklin Mortgage 2004-FFH3 B2, 5.10% 10/25/34 (a)                      BB            8,821,191      9,680,000
  6,000,000    GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                    Non-rated     4,657,044      4,650,000
  3,700,299    HomeQ Resecuritization 2002-2 CL2, 5.25% 7/15/31                              Non-rated     3,403,102      3,478,281
  3,613,121    IMC Home Equity 1997-3 B, 7.87% 8/20/28                                       CC            1,874,587      2,023,348
  5,560,740    IMC Home Equity 1997-5 B, 7.59% 11/20/28                                      D             3,387,330      3,850,006
  8,195,563    Long Beach Mortgage 2001-4 M3, 4.93%  3/25/32                                 BB-           7,230,219      6,966,229
  8,000,000    Long Beach Mortgage 2004-2 B, 4.80% 6/25/34 (a)                               BB+           6,445,179      7,200,000
  4,108,000    Meritage Mortgage 2004-2 B1, 4.829% 1/25/35 (a)                               Non-rated     3,324,905      3,532,880
  3,581,000    Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                               Non-rated     2,810,160      2,990,135
  4,954,000    Merrill Lynch Mortgage 2004-WMC3 B4, 5.00% 1/25/35 (a)                        BB+           4,117,568      4,140,008
  5,000,000    Morgan Stanley 2004-NC5 B4, 6.28% 5/25/34 (a)                                 BB+           4,434,332      4,431,250
  7,100,000    Park Place 2004-MHQ1 F, 9.00% 12/25/34 (a)                                    BB+           5,979,375      6,248,000
  2,000,000    Park Place 2004-WCW2 M10, 4.42% 10/25/34 (a)                                  BB+           1,498,211      1,620,000
  4,615,000    Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34 (a)                              BB            3,796,561      3,968,900
  2,632,000    Terwin Mortgage 2004-8HES B2, 8.00% 6/25/34                                   BB            2,166,651      2,237,200
 10,456,000    Terwin Mortgage 2005-1SL B4, 5.00% 2/25/35 (a)                                BB            8,788,384      8,783,040
               Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35 interest-only strips               Non-rated    11,139,109     11,130,120
                                                                                                        ----------------------------
                                                                                                        $135,657,070    142,574,783
                                                                                                        ----------------------------
               HOME IMPROVEMENT LOANS - 0.2%
  2,196,923    Green Tree Home Loan 1996-D HEB2, Zero Coupon Bond 9/15/27 in default         D             1,471,450      1,737,278
               MANUFACTURED HOUSING LOANS - 7.6%
  4,000,000    Conseco Finance 2001-1 M1, 7.535% 7/1/32                                      CCC-          1,440,963        925,000
  5,000,000    Conseco Finance 2002-2 B1, 9.25% 3/1/33                                       CCC-          4,738,111      1,900,000
  4,000,000    Deutsche Financial 1997-I M, 7.275% 9/15/27                                   B-            3,066,123      3,005,040
  6,258,625    Green Tree Financial 1996-4 M1, 7.75% 6/15/27                                 B+            5,069,426      4,996,136
 11,667,242    Green Tree Financial 1996-5 M1, 8.05% 7/15/27                                 BB-           9,673,960      9,503,786
 10,025,000    Green Tree Financial 1997-3 M1, 7.53 % 3/15/28                                CCC+          6,586,952      6,817,000
 13,128,000    Green Tree Financial 1997-8 M1, 7.02% 10/15/27                                B+            8,612,255      9,054,697
 14,360,000    Green Tree Financial 1999-2 M1, 6.80% 12/1/30                                 CCC           5,084,355      4,379,800
 25,000,000    Green Tree Financial 1999-3 M1, 6.96% 2/1/31                                  CCC           8,314,037      7,798,500
 10,000,000    Green Tree Financial 1999-3 M2, 7.20% 2/1/31                                  CCC           1,209,290      1,050,000
 12,200,000    Green Tree Financial 1999-4 M1, 7.60% 5/1/31                                  CCC-          3,160,364      2,355,088
 46,000,000    Green Tree Financial 1999-5 M1, 8.05% 3/1/30                                  CCC-         13,522,749     10,274,560
 19,000,000    Madison Avenue Manufactured Housing 2002-A B2, 4.37% 3/25/32                  B             7,047,556      6,270,000
  5,250,000    Merit Securities 12-1 1M2, 7.35% 7/28/33                                      CC            3,838,263      3,158,453
 12,863,000    Oakwood Mortgage 1996-C B1, 7.96% 4/15/27                                     C            10,096,246      6,274,044
  9,783,310    Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                                   CCC           7,455,076      7,348,636
                                                                                                        ----------------------------
                                                                                                        $ 98,915,726   $ 85,110,738
                                                                                                        ----------------------------
               RECREATIONAL EQUIPMENT - 0.3%
  1,558,348    Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/5/18                   CCC-          1,361,991      1,347,971
  1,897,818    Green Tree Recreational Equipment 1996-C CTFS, 7.65% 10/15/17                 CCC-          1,708,433      1,749,610
                                                                                                        ----------------------------
                                                                                                        $  3,070,424    $ 3,097,581
                                                                                                        ----------------------------
                                                                                                        ----------------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                                                    $618,755,237   $ 607,042,700
                                                                                                        ----------------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 24.3% OF NET ASSETS
               BASIC MATERIALS - 0.6%
  1,500,000    Foamex L.P., 9.875% Bond 6/15/07                                              CCC+          1,317,000        810,000
  7,000,000    Foamex L.P., 10.75% Bond 4/1/09                                               B-            6,730,796      6,160,000
                                                                                                        ----------------------------
                                                                                                        $  8,047,796    $ 6,970,000
                                                                                                        ----------------------------
               BUSINESS SERVICES - 1.5%
  3,150,000    Comforce Operating, 12.00% Bond 12/1/07                                       CC            3,153,658      3,150,000
  3,600,000    Danka Business Systems, 10.00% Bond 4/1/08                                    Non-rated     3,480,771      3,033,000
  4,850,000    MSX International, 11.375% Bond 1/15/08                                       CCC+          4,112,665      3,831,500
  6,850,000    MSX International, 11.00% Bond 10/15/07                                       B-            6,949,313      6,850,000
                                                                                                        ----------------------------
                                                                                                        $ 17,696,407   $ 16,864,500
                                                                                                        ----------------------------

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)
               CONSTRUCTION - 0.8%
  2,392,000    Integrated Electrical Services, 9.375% Bond 2/1/09                            CCC+          2,181,147      2,284,360
  6,730,000    Integrated Electrical Services, 9.375% Bond 2/1/09                            CCC+          6,264,651      6,460,800
                                                                                                        ----------------------------
                                                                                                         $ 8,445,798    $ 8,745,160
                                                                                                        ----------------------------
               ELECTRONICS - 1.8%
  9,500,000    Knowles Electronics, 13.125% Bond 10/15/09                                    CCC           9,902,329      9,785,000
 11,415,000    Motors and Gears, 10.75% Bond 11/15/06                                        CCC          11,206,092     10,473,263
                                                                                                        ----------------------------
                                                                                                        $ 21,108,421   $ 20,258,263
                                                                                                        ----------------------------
               ENERGY - 2.4%
  5,650,000    Abraxas Petroleum, Zero Coupon Bond 12/1/09                                   Non-rated     5,650,000      5,537,000
  6,250,000    Calpine, 8.75% Bond 7/15/13 (a)                                               B             5,189,155      4,718,750
  3,000,000    Calpine, 9.875% Bond 12/1/11 (a)                                              B             2,560,953      2,370,000
  3,340,718    Tiverton/Rumford Power, 9.00% Bond 7/15/18 (a)                                B             2,610,574      2,605,760
 11,000,000    United Refining, 10.50% Bond 8/15/12 (a)                                      B-           10,804,051     11,261,250
                                                                                                        ----------------------------
                                                                                                        $ 26,814,733   $ 26,492,760
                                                                                                        ----------------------------
               FINANCE - 1.4%
  5,012,000    Advanta Capital Trust I, 8.99% Bond 12/17/26                                  CCC           4,821,401      4,874,170
  9,225,000    Labranche, 9.50% Bond 5/15/09                                                 B             9,266,513      9,271,125
  1,375,000    Labranche, 11.00% Bond 5/15/12                                                B             1,473,930      1,457,500
                                                                                                        ----------------------------
                                                                                                        $ 15,561,844   $ 15,602,795
                                                                                                        ----------------------------
               FOOD - 1.0%
  1,500,000    Ameriqual Group, 9.00% Bond 4/1/12 (a)                                        B+            1,500,000      1,500,000
 13,400,000    Land O Lakes, 7.45% Bond 3/15/28 (a)                                          CCC           8,179,197      9,313,000
                                                                                                        ----------------------------
                                                                                                         $ 9,679,197   $ 10,813,000
                                                                                                        ----------------------------
               HEALTH CARE - 0.4%
  4,145,000    Hanger Orthopedic Group, 10.375% Bond 2/15/09                                 CCC+          4,110,958      4,113,913

               MANUFACTURING - 4.3%
  9,140,000    Consolidated Container, 10.125% Bond 7/15/09                                  CCC           8,619,866      8,500,200
  7,900,000    Dura Operating, 9.00% Bond 5/1/09                                             CCC+          7,550,416      6,241,000
  2,000,000    Elgin National, 11.00% Bond 11/1/07                                           CCC-          1,901,888      1,895,920
  2,200,000    Intermet, 9.75% Bond 6/15/09                                                  Non-rated     1,413,994      1,232,000
  9,717,000    GSI Group, 10.25% Bond 11/01/07                                               CCC+          9,604,880      9,717,000
  9,000,000    MMI Products, 11.25% Bond 4/15/07                                             CCC           9,003,324      8,955,000
  4,000,000    US Can, 12.375% Bond 10/1/10                                                  CCC+          3,541,330      3,760,000
  8,250,000    VITRO SA, 11.75% Bond 11/1/13 (a)                                             B-            7,967,788      7,837,500
                                                                                                        ----------------------------
                                                                                                        $ 49,603,486   $ 48,138,620
                                                                                                        ----------------------------
               PHARMACEUTICALS - 0.4%
  6,100,000    Curative Health, 10.75% Bond 5/1/11                                           B-            5,503,589      5,017,250
               PRINTING - 0.1%
  2,700,000    American Color Graphics, 10.00% Bond 6/15/10                                  CCC           1,980,174      1,755,000
               RETAIL - 1.0%
  8,375,000    General Nutrition Center, 8.50% Bond 12/1/10                                  CCC+          7,726,977      7,118,750
  1,750,000    New World Restaurant, 13.00% Bond 7/1/08                                      CCC+          1,769,410      1,785,000
  2,250,000    Star Gas Partner, 10.25% Bond 2/15/13                                         CCC-          2,098,326      2,081,250
                                                                                                        ----------------------------
                                                                                                        $ 11,594,713   $ 10,985,000
                                                                                                        ----------------------------
               SPECIAL PURPOSE ENTITY - 2.2%
  8,000,000    Dow Jones CDX HY T1, 7.75% Corp 12/29/09 (a)                                  B-            8,067,762      7,810,000
 15,000,000    Dow Jones CDX HY, 10.50% Bond 12/29/09 (a)                                    Non-rated    14,944,479     14,268,750
  3,000,000    Hewett's Island II, Zero Coupon Bond 12/15/16 (a)                             Non-rated     2,970,119      2,970,000
                                                                                                        ----------------------------
                                                                                                        $ 25,982,360   $ 25,048,750
                                                                                                        ----------------------------
               TELECOMMUNICATIONS - 4.4%
  3,410,000    American Cellular, 10.00% Bond 8/1/11                                         B-            2,982,625      3,137,200
  5,720,000    BARAK I.T.C., Zero Coupon Bond 11/15/07 (e)                                   CCC           4,271,123      3,088,800
  2,900,000    Call-Net Enterprises, 10.625% Bond 12/31/08 (e)                               B-            2,860,452      3,045,000
  4,500,000    Charter, 10.00% Bond 5/15/11                                                  CCC-          3,852,954      3,453,750
  3,376,000    Charter, Zero Coupon Bond 5/15/11                                             CCC-          2,648,360      2,329,440
  1,500,000    Exchelon Operating, 8.375% Bond 3/15/10                                       CCC+          1,293,005      1,282,500
  9,000,000    Level 3 Financing, 10.75% Bond 10/15/11 (a)                                   CC            7,863,886      7,897,500
  5,510,000    Primus Telecommunications, 8.00% Bond 1/15/14                                 CCC           4,655,078      3,967,200
  7,005,000    Primus Telecommunications, 12.75% Bond 10/15/09                               CCC           6,730,208      6,444,600
  8,235,000    Rural Cellular, 9.75% Bond 1/15/10                                            CCC           7,470,578      7,535,025
  5,500,000    Time Warner, 10.125% Bond 2/1/11                                              CCC+          5,239,470      5,307,500
  1,500,000    Transtel SA, 12.50% Bond 12/31/08 (a)                                         Non-rated     1,407,238      1,410,000
                                                                                                        ----------------------------
                                                                                                        $ 51,274,977   $ 48,898,515
                                                                                                        ----------------------------
               TOBACCO - 0.6%
  9,305,000    North Atlantic Trading, 9.25% Bond 3/1/12                                     CCC           8,784,607      6,978,750


                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)
               TRANSPORTATION - 1.1%
 11,917,000    Greyhound Lines, 11.50% Bond 4/15/07                                          CCC-         11,757,224     11,976,585
               TRAVEL - 0.3%
  3,000,000    Worldspan Financial, 9.024% Bond 2/15/11 (a)                                  CCC+          2,992,861      2,910,000
                                                                                                        ----------------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                            $280,939,145  $ 271,568,860
                                                                                                        ----------------------------
MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 1.6% OF NET ASSETS
               COLLATERALIZED MORTGAGE OBLIGATION - 1.6%
               Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips            AAA           2,373,954      2,348,495
               Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips              AAA           2,821,488      1,871,513
               Harborview Mortgage 2004-8 X, 0.75% 11/19/34 interest-only strips             AAA          12,012,278      7,047,426
               Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips           AAA           4,900,292      5,292,024
  1,714,343    Structured Asset 2003-S A, 7.50% 12/28/33 (a)                                 BBB           1,697,925      1,697,199
                                                                                                        ----------------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE                                                     $ 23,805,937   $ 18,256,658
                                                                                                        ----------------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 0.6% OF NET ASSETS
               COLLATERALIZED MORTGAGE OBLIGATION - 0.6%
    382,228    First Nationwide Trust 2001-4 DB4, 6.50% 9/25/31                              CCC             285,911         76,446
  7,376,462    Structured Asset 1999-1 Note, 10.00% 8/25/28 (a)                              BB            6,847,074      6,823,227
                                                                                                        ----------------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE                                                  $ 7,132,985    $ 6,899,673
                                                                                                        ----------------------------

GOVERNMENT AGENCY SECURITIES  - 0.2% OF NET ASSETS
               GNMA 2001-44, 1.00% 7/16/41 interest-only strips ( c )                        Non-rated     3,304,588      2,388,292

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
  1,815,000    Pima County Arizona IDA Health Care, 8.50% 11/15/32                           Non-rated     1,134,433      1,125,046

COMMON STOCKS - 6.4% OF NET ASSETS
    118,900    American Capital Strategies, Ltd.                                                           3,282,365      3,734,649
    127,600    Andrx Corporation (d)                                                                       2,461,508      2,892,692
    134,800    Anthracite Capital, Inc.                                                                    1,452,376      1,501,672
     13,000    Bank of America Corporation                                                                   527,415        573,300
     16,400    Best Buy Co., Inc.                                                                            868,939        885,764
      3,500    BP Prudhoe Bay Royalty Trust                                                                  137,575        244,300
     42,000    Cimarex Energy Co. (d)                                                                      1,612,865      1,638,000
    123,600    Cisco Systems, Inc. (d)                                                                     2,210,074      2,211,204
     10,800    Cooper Cameron Corporation (d)                                                                602,265        617,868
     34,100    Cree, Inc. (d)                                                                                731,919        741,675
     15,800    Devon Energy Corporation                                                                      569,195        754,450
     38,300    Exxon Mobil Corporation                                                                     2,074,150      2,282,680
     18,300    First Data Corporation                                                                        732,834        719,373
     32,300    Frontline Ltd.                                                                              1,558,079      1,582,700
     21,300    Harley-Davidson, Inc.                                                                         982,352      1,230,288
     74,454    Intersil Corporation                                                                        1,122,818      1,289,543
     34,450    Kerr-McGee Corporation                                                                      2,033,572      2,698,469
     24,400    Kinder Morgan Energy Partners, L.P.                                                         1,090,308      1,098,000
     28,000    L-3 Communications Holdings, Inc.                                                           1,282,443      1,988,560
     99,000    Limited Brands, Inc.                                                                        1,656,372      2,405,700
     49,800    Lincoln Electric Holdings, Inc.                                                             1,515,998      1,497,984
     10,500    Magellan Midstream Partners, L.P.                                                             568,969        641,025
     15,200    Magyar Tavkozlesi Rt.                                                                         303,524        357,960
    271,900    MCG Capital Corporation                                                                     4,569,510      4,183,181
     68,000    Microsoft Corporation                                                                       1,753,856      1,643,560
    114,150    New Century Financial Corporation                                                           5,763,179      5,344,503
     21,100    Newfield Exploration Company (d)                                                            1,476,541      1,566,886
     28,600    Oceaneering International, Inc. (d)                                                         1,044,006      1,072,500
    185,300    OmniVision Technologies, Inc.                                                               2,795,175      2,807,295
     22,100    Petroleo Brasileiro S.A.                                                                      794,782        976,378
     48,900    Polycom, Inc. (d)                                                                             791,736        828,855
     14,700    Range Resources Corporation                                                                   314,233        343,392
     79,300    Regal Entertainment Group                                                                   1,537,198      1,667,679
     46,930    Ship Finance International Limited                                                          1,012,603        952,679
     24,100    Storage Technology Corporation                                                                577,614        742,280
    184,129    Technology Investment Capital Corporation (d)                                               2,737,027      2,752,728
     22,800    Teva Pharmaceutical Industries Limited                                                        674,880        706,572
     63,100    The Home Depot, Inc.                                                                        2,297,321      2,412,944
     24,300    Tidewater, Inc.                                                                               739,516        944,298
     44,900    TOP Tankers Inc.                                                                              809,519        832,895
    105,000    Trustreet Properties Inc.                                                                   1,708,242      1,615,950
     25,400    Unit Corporation (d)                                                                        1,021,087      1,147,318
     40,300    Tsakos Energy Navigation Limited                                                            1,453,301      1,774,409
    141,900    UTStarcom, Inc. (d)                                                                         2,663,269      1,553,805
      1,400    Valero L.P.                                                                                    77,416         84,350
     17,200    Wal-Mart Stores, Inc.                                                                         889,410        861,892
     24,500    XL Capital Ltd.                                                                             1,843,323      1,773,065
                                                                                                        ----------------------------
TOTAL COMMON STOCKS                                                                                     $ 68,722,659   $ 72,177,270
                                                                                                        ----------------------------

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       Schedule of Investments
                                                           March 31, 2005
Principal                                                                                    NRSRO
 Amount/                                                                                     Rating                       Market
 Shares             Description                                                           (Unaudited)        Cost       Value (b)

PREFERRED STOCKS - 0.2% OF NET ASSETS
      1,000    Compass Loan  Holdings (a)                                                                    862,916      1,137,092
      1,000    Seneca LTD (a)                                                                                992,500        900,000
                                                                                                        ----------------------------
TOTAL PREFERRED STOCKS                                                                                   $ 1,855,416   $  2,037,092
                                                                                                        ----------------------------
EURODOLLAR TIME DEPOSITS - 2.0% OF NET ASSETS
               State Street Bank & Trust Company Eurodollar
               time deposits dated March 31, 2005, 1.75%,                                            -------------------------------
               maturing at $21,926,066 on April 1, 2005.                                                $ 21,925,000   $ 21,925,000
                                                                                                     -------------------------------
                                                                                                     -------------------------------
TOTAL INVESTMENTS - 101.1% OF NET ASSETS                                                              $1,150,924,143 $1,131,628,591
                                                                                                     -------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.1%) OF NET ASSETS                                                                (12,666,067)
                                                                                                                     ---------------
NET ASSETS                                                                                                           $1,118,962,524
                                                                                                                     ===============

      (a)      Securities sold within the terms of a private placement memorandum, exempt from registration under
               Rule 144A under the Securities Act of 1933, as
               amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
      (b)      See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
      (c)      The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
      (d)      These securities are non-income producing.
      (e)      These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United
               States by a foreign entity.
      (f)      Trust preferred security with no stated interest rate.
     NRSRO     Nationally Recognized Statistical Rating Organization.


                             REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                           SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2005

 Principal                                                                         NRSRO
  Amount/                                                                           Rating                            Market
  Shares      Description                                                        (Unaudited)             Cost         Value(b)

ASSET BACKED SECURITIES- INVESTMENT GRADE - 72.5% OF NET ASSETS
                  CERTIFICATE-BACKED OBLIGATIONS -  4.9%
  4,000,000   Incaps Funding II, 1/15/34(a)(e)                                        A-               3,961,362       3,960,000
  5,866,622   Legacy Benefits 2004-1 A, 5.35% 2/10/39(a)                              A+               5,628,464       5,493,915
  5,000,000   MM Community Funding III, 5/1/32(a)(e)                                  A-               5,054,068       5,035,000
    493,797   MM Community Funding I, 8.03% 6/15/31(a)                                AAA                493,797         559,856
  2,000,000   US Capital Funding I, 5/1/34(a)(e)                                      A-               2,000,000       2,010,000
  3,000,000   US Capital Funding III, 12/1/35(a)(e)                                   A-               3,000,000       3,000,000
  1,500,000   US Capital Funding II B-1, 8/1/34(a)(e)                                 A-               1,500,000       1,509,375
                                                                                                 --------------------------------
                                                                                                   $  21,637,691   $  21,568,146
                                                                                                 --------------------------------
              COLLATERALIZED DEBT OBLIGATION - 10.3%
  3,970,133   Beacon Hill CBO, Ltd. 2A A1, 2.20% 8/10/34(a)                           A+               3,463,589       3,454,016
  7,510,831   Diversified Asset Securitization 1A A1, 7.873% 9/15/35                  AA               7,578,785       7,867,595
  5,000,000   E-Trade 2002-1A B, 3.71% 10/8/37(a)                                     A+               4,483,078       4,481,250
  2,800,000   E-Trade 2003-1A PSC, 11.50% 2/10/37(a)                                  BBB-             2,976,129       3,024,000
  6,600,000   E-Trade 2004-1A COM1, 2.00% 1/10/40                                     BBB              6,567,180       6,567,000
  5,200,000   MKP 4A CS, 2.00% 7/12/40                                                A-               5,200,000       5,200,000
  2,400,000   Restructured Asset 2003-3A A3, 2.56% 1/29/22(a)                         AA-              1,917,747       1,911,000
  7,000,000   Static Repackaging Trust 2005-1A D, 6.099% 3/27/40(a)                   BBB              7,000,000       7,000,000
  6,489,831   Trainer Wortham 3A D, 5.90% 2/19/38(a)                                  BBB              5,552,387       5,548,805
                                                                                                 --------------------------------
                                                                                                   $  44,738,895   $  45,053,666
                                                                                                 --------------------------------
              COMMERCIAL LOANS - 11.0%
    215,000   Asset Securitization 1995-MD4 A4, 7.384% 8/13/29                        AA+                209,021         229,586
              Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30 interest-only strips   AAA                144,530         101,138
    368,252   Banc One/FCCC Mortgage 2000-C1A C, 7.206% 10/18/31(a)                   AAA                381,856         372,787
              Bear Stearns Mortgage 2000-WF1 X, 0.26% 2/15/32 interest-only strips    AAA              1,638,224       1,406,144
              CDC Commercial 2002-FX1 XCL, 0.725% 5/15/35 interest-only strips(a)     AAA              1,319,082       1,398,347
              Chase Manhattan Bank 1999-1 X, 0.32% 8/15/31 interest-only strips       AAA                538,011         502,675
              Commercial Capital 3A X, 4,283.292% 2/15/09 interest-only strips(a)     AAA              2,779,909       2,504,326
  6,800,000   Commercial Mortgage 2002-FL7 G, 2.944% 11/15/14(a)                      AA+              6,819,947       6,818,428
              CS First Boston 2002-CKP1 AX, 0.145% 12/15/35 interest-only strips(a)   AAA              5,769,111       6,326,901
              CS First Boston 2003-CK2 AX, 0.168% 3/15/36 interest-only strips(a)     AAA              1,932,944       1,988,787
              DLJ Mortgage 1997-CF2 S, 0.25% 10/15/30 interest-only strips (a)        AAA                598,659         404,866
              FFCA Secured Lending 1998-1, 1.62% 1/18/17 interest-only strips(a)      AAA                909,067         475,358
              GMAC Commercial Mortgage 1997-C2 X, 1.12%, 4/15/29 interest-only strips AAA                957,918         844,696
  4,000,000   GMAC Commercial Mortgage 1998-C1 F, 7.096% 5/15/30                      BBB-             3,921,386       4,064,840
              GS Mortgage 1998-C1 X, 0.775% 10/18/30 interest-only strips             AAA                685,553         483,161
  3,500,000   Greenwich Capital 2003-FL1 M, 3.682% 7/5/18(a)                          BBB-             3,465,901       3,477,530
  2,218,251   Heller Mortgage 1999-PH1 A1, 6.50% 5/15/31                              AAA              2,323,200       2,268,072
              Heller Mortgage 2000-PH1 X, 0.295% 1/17/34 interest-only strips(a)      AAA              1,399,658       1,189,708
              Legg Mason 2003-20 A, 4.856% 7/25/21 interest-only strips(a)            AAA              1,199,359         897,691
  6,000,000   Merrill Lynch Mortgage 1998-C1 E, 6.75% 11/15/26                        BBB-             6,190,252       6,208,080
              Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26 interest-only strips    AAA              2,752,290       3,049,917
              Nomura Asset 1996-MD5 CS1, 0.78% 4/13/39 interest-only strips           AAA              1,401,932         140,298
              Salomon Brothers Mortgage 2001-C2 X1, 0.637% 11/13/11 interest-only
              strips(a)                                                               AAA              2,821,839       3,038,972
                                                                                                 --------------------------------
                                                                                                   $  50,159,649   $  48,192,308
                                                                                                 --------------------------------
              EQUIPMENT LEASES - 8.1%
 14,310,282   Aerco Limited 2A A3, 3.05% 7/15/25                                      BBB             10,730,948      10,571,721
 10,000,000   Aircraft Finance 1999-1A A1, 2.883% 5/15/24                             BBB              6,983,256       6,925,000
 10,000,000   Aviation Capital 2000-1A A1, 3.07% 11/15/25(a)                          BBB              7,520,208       7,573,600
 15,000,000   Lease Inv Flight 1 A1, 2.98% 7/15/31                                    BBB             10,568,099      10,575,000
                                                                                                 --------------------------------
                                                                                                   $  35,802,511   $  35,645,321
                                                                                                 --------------------------------
              FRANCHISE LOANS - 11.1%
  3,133,512   Atherton Franchisee 1998-A A2, 6.72% 8/15/10(a)                         AAA              3,245,644       3,160,962
              Atherton Franchisee 1998-A AX, 2.178% 5/15/18 interest-only strips(a)   AAA                827,382         774,281
  1,000,000   Atherton Franchisee 1998-A B, 6.85% 6/15/11(a)                          AA                 867,165         889,755
 13,421,307   Atherton Franchisee 1999-A A2, 7.23% 4/15/12(a)                         A+              13,405,161      13,628,707
  2,875,000   Falcon Franchise Loan 1999-1 D, 8.40% 7/15/13(a)                        BBB              3,139,562       3,093,213
              Falcon Franchise Loan 2000-1, 3.075% 6/5/20 interest-only strips(a)     AAA              3,019,172       2,848,412
  1,408,195   Falcon Franchise Loan 2001-1 A1, 6.067% 1/5/23(a)                       AA+              1,403,340       1,419,315
              Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only strips(a)      AA+                457,001         434,044
  1,000,000   Falcon Franchise Loan 2003-1 C, 7.074% 1/5/25(a)                        BBB+               987,562         975,450
              FMAC Loan Trust 1997-A AX, 2.843% 4/15/19 interest-only strips(a)       AA               1,434,375       1,177,925
  8,065,825   FMAC Loan Trust 1997-C A, 6.75% 12/15/19(a)                             BBB              7,732,288       8,062,130
              FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips(a)      BBB                390,903         265,636
              FMAC Loan Trust 1998-CA AX, 1.959% 9/15/18 interest-only strips(a)      AAA              2,243,222       3,359,709
              Franchise Loan Trust 1998-I AX, 1.82% 7/15/18 interest-only strips(a)   A-               2,224,488       2,816,065
  1,823,232   Peachtree Franchise 1999-A A1, 6.680% 1/15/21(a)                        BBB              1,862,715       1,816,705
              Peachtree Franchise 1999-A AX, 1.053% 1/15/21 interest-only strips(a)   A-               2,488,103       3,955,754
                                                                                                 --------------------------------
                                                                                                   $  45,728,083   $  48,678,063
                                                                                                 --------------------------------

                             REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                           SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2005

 Principal                                                                         NRSRO
  Amount/                                                                           Rating                            Market
  Shares      Description                                                        (Unaudited)             Cost         Value(b)
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 21.2%
  1,002,652   Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                           BBB                921,883         972,572
  2,434,000   Ace Securities 2004-IN1 M6, 4.65% 5/25/34                               BBB+             2,268,425       2,458,340
  5,000,000   Ace Securities 2005-HE2 M10, 6.06% 4/25/35                              BBB-             4,514,810       4,514,700
    512,693   Ameriquest Finance NIM Trust 2003-N11A, 7.143% 10/25/33(a)              BBB+               512,693         510,982
    114,997   Amresco Residential Securities 1997-2 M2F, 7.665% 6/25/27               BBB+               109,932         114,668
  4,814,956   Argent NIM Trust 2003-N6 B, 6.75% 3/25/34(a)                            BBB-             4,621,049       4,634,395
  4,100,000   Argent NIM Trust 2004-WNS B, 8.75% 5/25/34(a)                           BBB-             4,080,666       4,080,033
  1,454,773   Argent NIM Trust 2004-WN10 A, 4.212% 11/25/34(a)                        A-               1,454,773       1,454,773
  2,000,000   Argent NIM Trust 2004-WN10 B, 7.385% 11/25/34(a)                        BBB-             2,000,000       2,000,000
     89,211   Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18                            BBB                 90,279          88,865
  3,000,000   Conseco Finance 2002-C BF1, 8.00% 8/15/33                               BBB              2,857,411       3,015,390
  2,000,000   First Franklin 2003-FF5 N2, 7.869% 4/25/34(a)                           BBB              2,000,000       2,010,000
  3,000,000   First Franklin 2004-FF5 N4, 8.353% 8/25/34                              BBB+             3,029,644       3,030,000
  6,778,000   First Franklin 2004-FF11 M10, 5.431% 1/25/35                            BBB-             5,969,333       6,303,540
  4,200,000   Fremont NIM Trust 2004-2 N2, 5.926% 7/25/34(a)                          A-               4,200,000       4,200,000
  3,000,000   Long Beach Holdings 2005-1 N2, 6.17% 2/25/35(a)                         BBB+             3,000,000       3,000,000
  5,662,276   Long Beach Mortgage 2001-1 M2, 2.91% 4/21/31                            A                5,500,825       5,474,741
 12,805,375   Long Beach Mortgage 2001-2 M2, 3.48% 7/25/31                            BBB             12,543,999      12,485,241
  3,149,963   Long Beach Mortgage 2001-4 M2, 3.583% 3/25/32                           BBB+             3,103,348       3,102,714
              Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34 interest-only strips    BBB+             2,764,471       3,030,000
  4,500,000   Meritage Mortgage 2004-2 M10, 5.079% 1/25/34                            BBB-             3,921,694       4,185,000
  6,233,000   Morgan Stanley 2002-NC3 B1, 4.518% 8/25/32                              BBB              6,273,580       6,273,888
  2,000,000   NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                         BBB              1,838,656       1,915,000
  2,000,000   Park Place Securities NIM Trust  2004-MCWNI B, 7.38% 8/25/34(a)         BBB              2,000,000       2,000,000
  3,853,000   Renaissance Home Equity 2003-3 M6, 6.25% 12/25/33                       BBB-             3,853,000       3,845,833
  2,126,822   Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/25/34(a)              BBB              2,075,557       2,074,269
  3,725,000   Sasco Net 2003-BC2 N3, 10.00% 2/27/33(a)                                BBB-             3,607,154       3,762,250
    782,195   Sharps Trust 2003-6HEN N, 7.25% 11/25/33(a)                             BBB-               778,643         775,758
     67,029   Sharps Trust 2003-HE1N N, 6.90% 11/25/33(a)                             BBB                 67,029          67,029
    938,295   Sharps Trust 2003-HS1N N, 7.48% 6/25/33(a)                              BBB-               940,447         937,076
    401,515   Sharps Trust 2003-NC1N N, 7.25% 11/25/33(a)                             BBB-               400,706         401,700
                                                                                                 --------------------------------
                                                                                                   $  91,300,007   $  92,718,757
                                                                                                 --------------------------------
              HOME IMPROVEMENT LOANS - 0.4%
  1,240,000   Green Tree Home Improvement 1996-C HEB1, 8.15% 6/15/27                  A                1,235,753       1,242,197
    350,000   Green Tree Home Improvement 1998-E HEM2, 7.27% 6/15/28                  A                  331,972         355,301
    195,447   Green Tree Home Improvement 1999-E M2, 9.45% 10/15/24                   A                  201,112         197,054
                                                                                                 --------------------------------
                                                                                                   $   1,768,837   $   1,794,552
                                                                                                 --------------------------------
              MANUFACTURED HOUSING LOANS - 1.6%
  3,000,000   Firstfed Manufactured Housing 1996-1 B, Zero Coupon Bond 10/15/22(a)    BBB              2,895,424       2,834,730
  4,000,000   Greenpoint Manufactured Housing 2005-HE1 M-8, 6.10% 9/25/34             BBB-             3,962,507       3,962,520
                                                                                                 --------------------------------
                                                                                                   $   6,857,931   $   6,797,250
                                                                                                 --------------------------------
              SMALL BUSINESS LOANS - 3.9%
  5,650,000   ACLC Business Trust 1998-2 A3, 6.686% 4/15/20(a)                        A                5,410,990       5,588,008
  4,881,812   ACLC Business Trust 1999-1 A2, 6.94% 8/15/2020(a)                       BBB-             4,899,566       4,875,710
    499,969   ACLC Business Trust 1999-2, 9.35% 1/15/21(a)                            A                  492,182         406,795
 77,017,155   United Capital Markets, Inc. 2003-A NOTE, 1.90% 11/8/27(a)              AAA              6,188,791       6,450,187
                                                                                                --------------------------------
                                                                                                   $  16,991,529   $  17,320,700
                                                                                                 --------------------------------

                                                                                                 --------------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                   $ 314,985,133   $ 317,768,763
                                                                                                 --------------------------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 9.7% OF NET ASSETS
              AUTO DEALERSHIPS - 0.2%
  1,000,000   Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25(a)                        BB+                922,993         866,610
              CERTIFICATE-BACKED OBLIGATIONS -  1.4%
  2,200,000   Preferred Term Securities IV, 6/24/34(a)(e)                             BB               2,232,738       2,233,000
  4,000,000   Preferred Term Securities XVI, 3/23/35(a)(e)                            Non-rated        4,000,000       4,079,440
                                                                                                 --------------------------------
                                                                                                   $   6,232,738   $   6,312,440
                                                                                                 --------------------------------
              COMMERCIAL LOANS - 1.7%
  2,672,274   Chase Commercial Mortgage 2000-FL1A E, 4.39% 12/12/13(a)                BB               2,671,446       2,671,446
              Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips(a)      B                  410,681         557,166
    678,184   Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27(a)                         B-                 674,900         379,783
  3,750,000   Lehman Brothers 2002-LLFA L, 3.50% 6/14/17(a)                           BB+              3,713,531       3,712,500
                                                                                                 --------------------------------
                                                                                                   $   7,470,558   $   7,320,895
                                                                                                 --------------------------------

                             REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                           SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2005

 Principal                                                                         NRSRO
  Amount/                                                                           Rating                            Market
  Shares      Description                                                        (Unaudited)             Cost         Value(b)
              EQUIPMENT LEASES - 0.1%
     93,041   United Airlines 2000-1 B, 8.03% 7/1/11                                  Non-rated           92,753          25,196
              FRANCHISE LOANS - 1.5%
              Captec Franchise 1999-1 A, 1.22% 10/25/18 interest-only strips(a)       BB               1,852,503       2,541,985
    549,967   FMAC Loan Trust 1997-B A, 6.85% 9/15/19(a)                              B                  503,648         522,469
              FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips(a)        B                1,006,551         678,944
              FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips(a)       C                  345,246         434,147
  2,857,145   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12(a)                            BB-              2,299,933       2,610,716
                                                                                                 --------------------------------
                                                                                                   $   6,007,881   $   6,788,261
                                                                                                 --------------------------------
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 2.4%
  3,125,000   Aames Mortgage Trust 2001-2 B, 7.367% 8/25/31                           D                2,509,080       1,562,500
  4,114,000   Ace Securities 2004-RM1 B2, 1.436% 7/25/34(a)                           Non-rated        3,329,187       3,743,740
  2,000,000   Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                       B                1,769,738       1,869,200
  4,000,000   Merrill Lynch Mortgage 2005-SL1 B5, 6.27% 1/25/35                       BB               3,569,705       3,568,840
                                                                                                 --------------------------------
                                                                                                   $  11,177,710   $  10,744,280
                                                                                                 --------------------------------
              MANUFACTURED HOUSING LOANS - 2.4%
  2,000,000   Conseco Finance 2002-2 B1, 9.25% 3/1/33                                 CCC-             1,895,241         760,000
  3,000,000   Conseco Finance 2002-2 M2, 9.163% 3/25/33                               CCC              3,030,694       2,051,211
  3,000,000   Deutsche Bank Financial 1997-I M, 7.275% 9/15/27                        B-               2,369,811       2,253,780
  5,000,000   Greenpoint Manufactured Housing 1999-5 M2, 9.23% 12/15/29               C                3,642,733       3,099,705
  2,300,000   Oakwood Mortgage 1999-B M1, 7.18% 12/15/26                              C                2,325,919         414,000
  1,674,393   Oakwood Mortgage 2001-B A2, 1.755% 3/15/18(a)                           BB-              1,530,576       1,523,865
    268,510   Oakwood Mortgage 2001-B M2, 8.795% 3/15/31(a)                           C                  269,653          13,426
    300,000   UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28            CC                 267,913         234,000
                                                                                                 --------------------------------
                                                                                                   $  15,332,540   $  10,349,987
                                                                                                 --------------------------------

                                                                                                 --------------------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                                               $  47,237,173   $  42,407,669
                                                                                                 --------------------------------

CORPORATE BONDS - INVESMENT GRADE - 3.3% OF NET ASSETS
  1,197,000   Countrywide Capital, 8.00% Bond 12/15/26                                BBB+             1,272,659       1,233,592
  5,500,000   General Motors, 4.56% Bond 12/1/14                                      BBB-             5,305,492       4,724,726
  3,500,000   Principal Life, 4.65% Bond 3/1/12                                       AA               3,500,000       3,500,000
  4,000,000   SLM, 5.38% Bond 1/31/14                                                 A                4,079,358       4,004,560
  1,000,000   Telecorp, 10.625% Bond 7/15/10                                          A                1,073,086       1,071,390
                                                                                                 --------------------------------
                                                                                                   $  15,230,595   $  14,534,268
                                                                                                 --------------------------------
MORTGAGE BACKED SECURITIES - 2.9% OF NET ASSETS
              COLLATERALIZED MORTGAGE OBLIGATION - 2.9%
              Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips      AAA              1,409,704       1,365,767
              Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips        AAA              1,386,901         935,757
              Harborview Mortgage 2004-8 X, 1.446% 11/19/34 interest-only strips      AAA              1,382,604       1,409,485
              Mellon Residential 2004-TBC1 X, 0.716% 2/26/34 interest-only strips     AAA              1,738,308       1,539,625
  2,784,589   SACO I 2000-3A 1B3, 7.777% 9/25/40(a)                                   BBB              2,744,174       2,602,143
    397,655   Salomon Brothers Mortgage 2000-1 B1, 9.00% 3/25/22                      AAA                416,368         404,459
  1,748,920   Structured Asset Securities 1999-SP1, 9.00% 5/25/29                     BBB              1,790,639       1,750,261
  3,000,000   Structured Asset 2004-8 B2, 5.00% 9/25/34                               BBB-             2,552,163       2,526,840
                                                                                                 --------------------------------
TOTAL MORTGAGE BACKED SECURITIES                                                                   $  13,420,861   $  12,534,337
                                                                                                 --------------------------------

GOVERNMENT AGENCY SECURITIES  - 5.9% OF NET ASSETS
  3,000,000   Federal Home Loan Bank, Zero Coupon Bond 3/1/07(c)                      AAA              3,000,000       2,998,356
              Fannie Mae 1997-M6, 0.757% 3/17/37 interest-only strips(c)              Non-rated        1,296,751         936,846
              Fannie Mae 1999-M3 N, 0.948% 6/25/38 interest-only strips(c)            Non-rated        1,983,841       1,358,531
              Fannie Mae 2000-M2, 0.10% 6/17/40 interest-only strips(c)               Non-rated          623,480         104,201
              Fannie Mae 2002-84 PI, 4.60% 1/25/20 interest-only strips(c)            Non-rated          940,687          50,823
              GNMA 2001-44, 1.072% 7/16/41 interest-only strips(c)                    Non-rated        2,243,941       1,592,194
              GNMA 2002-28, 1.45% 1/16/42 interest-only strips(c)                     Non-rated        1,079,250         896,845
              GNMA 2003-59 XA, 0.30% 6/16/34 interest-only strips(c)                  Non-rated        4,984,187       4,741,245
              GNMA 2003-64 XA, 0.492% 8/16/43 interest-only strips(c)                 Non-rated        3,895,696       2,012,885
              GNMA 2003-7 IP, 5.50% 10/16/25 interest-only strips(c)                  Non-rated          406,696         161,048
    338,035   Small Business Administration 1994-20J 1, 8.30% 10/1/14(c)              Non-rated          358,694         358,710
    213,340   Small Business Administration 1996-20G 1, 7.70% 7/1/16(c)               Non-rated          225,511         226,731
    189,100   Small Business Administration 1997-20D 1, 7.50% 4/1/17(c)               Non-rated          198,052         200,893
     95,941   Small Business Administration 2000-20B 1, 7.73% 2/1/20(c)               Non-rated          101,265         104,974
    191,855   Small Business Administration 2000-20D 1, 7.47% 4/1/20(c)               Non-rated          197,755         207,298
  2,413,709   Small Business Administration 2001-20J 1, 5.76% 10/1/21(c)              Non-rated        2,440,173       2,498,430
  1,171,298   Small Business Investment Companies 2000-P10A 1, 8.017% 2/10/10(c)      Non-rated        1,247,883       1,257,641
  1,199,927   Small Business Investment Companies 2001-P10B 1, 6.344% 8/1/11(c)       Non-rated        1,276,752       1,282,794
  1,525,956   Small Business Investment Companies 2002-P10A 1, 6.03% 2/10/12(c)       Non-rated        1,614,476       1,619,421
  1,806,217   Small Business Investment Companies 2003-P10A 1, 4.524% 2/10/13(c)      Non-rated        1,825,857       1,827,097
  1,650,183   Small Business Investment Companies 2004-P10A 1, 4.524% 2/10/14(c)      Non-rated        1,657,019       1,657,411
                                                                                                 --------------------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                                 $  31,597,966   $  26,094,374
                                                                                                 --------------------------------

                             REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                           SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2005

 Principal                                                                         NRSRO
  Amount/                                                                           Rating                            Market
  Shares      Description                                                        (Unaudited)             Cost         Value(b)
PREFERRED STOCKS - 0.1% OF NET ASSETS
        500   Compass Loan Holdings(a)                                                                   424,327         568,546

EURODOLLAR TIME DEPOSITS - 6.8% OF NET ASSETS
              State Street Bank & Trust Company Eurodollar
              time deposits dated March 31,2005, 1.75%,                                          --------------------------------
              maturing at $ 29,631,440 on April 1, 2005.                                           $  29,630,000   $  29,630,000
                                                                                                 --------------------------------

                                                                                                 --------------------------------
TOTAL INVESTMENTS - 101.2% OF NET ASSETS                                                           $ 452,526,055   $ 443,537,957
                                                                                                 --------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.2%) OF NET ASSETS                                                              (5,059,837)
                                                                                                                 ----------------
NET ASSETS                                                                                                         $ 438,478,120
                                                                                                                 ================


      (a)     These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule
              144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
      (b)     See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
      (c)     The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
      (e)     Trust preferred security with no stated interest rate.
     NRSRO    Nationally Recognized Statistical Rating Organization.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Keegan Select Fund, Inc.


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer


Date:  May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  May 25, 2005



By: /s/ Joseph C. Weller
    --------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  May 26, 2005